Subsequent events (Details) € in Thousands, $ in Thousands	Apr. 02, 2024 EUR (€)	Apr. 02, 2024 USD ($)	Dec. 29, 2023
Business combination | 7 plasma centers acquired April 2, 2024
Events after the Reporting Period
Consideration transferred for acquisition	€ 122,667	$ 135,547
Business combination | 7 plasma centers acquired April 2, 2024 | Grifols Bio North America LLC
Events after the Reporting Period
Percentage of sale of interest	100.00%	100.00%
Haier | Shanghai RAAS Blood Products Co., Ltd.
Events after the Reporting Period
Equity interest agreed to sell			20.00%
Haier | Shanghai RAAS Blood Products Co., Ltd. | Non-current assets held for sale
Events after the Reporting Period
Equity interest agreed to sell			20.00%